Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - Business and government [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Loans To Business And Government [Line Items]
Loans at amortized cost	$ 345,943	$ 356,973
Loans at FVOCI	288	230
Loans and acceptances	346,231	357,203
Allowance for loan losses	3,847	3,583
Loans and acceptances, net of allowance	$ 342,384	$ 353,620